Capital Stock - Schedule of Outstanding Warrants (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Warrants [Line Items]
Balance, Number of Warrants	982,257	122,668
Balance, Weighted Average Exercise Price	$ 19.53	$ 102.08
Granted, Number of Warrants		859,589
Granted, Weighted Average Exercise Price		$ 7.75
Exercised, Number of Warrants
Exercised, Weighted Average Exercise Price
Balance, Number of Warrants	884,589	982,257
Balance, Weighted Average Exercise Price	$ 8.44	$ 19.53
Forfeited, Number of Warrants	(97,668)
Forfeited, Weighted Average Exercise Price	$ 120